SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total cost	$ 10,238	$ 10,696
Accumulated depreciation	(5,705)	(5,614)
Property, plant and equipment, net	4,533	5,082
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	8,266	8,728
Fixtures, Fittings and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	292	294
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 1,680	$ 1,674